Accumulated other comprehensive income (loss), net of tax	6 Months Ended
Sep. 30, 2021
Accumulated other comprehensive income (loss), net of tax
8. Accumulated other comprehensive income (loss), net of tax
Changes in each component of Accumulated other comprehensive income (loss), net of tax (“AOCI”) for the six months ended September 30, 2020 and 2021 are as follows:

	Six months ended September 30,
	2020	2021

	(in millions of yen)

AOCI, balance at beginning of period	(9,494)	318,114
Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of period	(19,592)	(8,173)
Unrealized holding gains (losses) during period	644	6,034
Less: reclassification adjustments for losses (gains) included in net income	754	(525)

Change during period	1,398	5,509

Balance at end of period	(18,194)	(2,664)

Foreign currency translation adjustments:
Balance at beginning of period	(109,872)	(86,873)
Foreign currency translation adjustments during period	(36,652)	52,231
Less: reclassification adjustments for losses (gains) included in net income	(409)	—

Change during period	(37,061)	52,231

Balance at end of period	(146,933)	(34,642)

Pension liability adjustments:
Balance at beginning of period	69,455	397,153
Unrealized gains (losses) during period	190,394	(5,107)
Less: reclassification adjustments for losses (gains) included in net income	672	(9,187)

Change during period	191,066	(14,294)

Balance at end of period	260,521	382,859

Own credit risk adjustments:
Balance at beginning of period	50,515	16,007
Unrealized gains (losses) during period	(9,340)	(6,218)
Less: reclassification adjustments for losses (gains) included in net income	(2,732)	443

Change during period	(12,072)	(5,775)

Balance at end of period	38,443	10,232

Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	143,331	37,671

AOCI, balance at end of period	133,837	355,785

The following table shows the amounts reclassified out of AOCI into net income during the six months ended Sept
e
mber 30, 2021:

	Six months ended September 30, 2021
	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders

	(in millions of yen)

Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	738	(213)	525	—	525	Investment gains (losses)-net
Pension liability adjustments	13,074	(3,875)	9,199	(12)	9,187	Salaries and employee benefits
Own credit risk adjustments	(714)	219	(495)	52	(443)	Other noninterest income (expenses)

Total	13,098	(3,869)	9,229	40	9,269

Notes:
(1)	The financial statement line item in which the amou n ts in the Before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.